GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Goodwill) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1, 2017	$ 190,737
Goodwill Impairment charge	(27,337)
Balance as of June 30, 2017 (unaudited)	$ 163,400